Document and Entity Information	Dec. 12, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 12, 2022
Entity File Number	000-54457
Entity Registrant Name	TREES CORPORATION
Entity Incorporation, State or Country Code	CO
Entity Tax Identification Number	90-1072649
Entity Address, Address Line One	1901 S Navajo Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80223
City Area Code	303
Local Phone Number	759-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001477009
Amendment Flag	false